CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Thousands	Equity attributable to the Equity holders of the Company	Share Capital	Share premium	Accumulated losses	Total other reserves	Non-controlling interests [member]	Total
Equity at beginning of period at Dec. 31, 2018	€ 49,965	€ 133	€ 845,787	€ (862,048)	€ 66,093	€ (117)	€ 49,848
Loss for the period	(163,228)			(163,228)		(246)	(163,474)
Other comprehensive income/(loss)	1,031			(1)	1,032		1,031
Total comprehensive loss for the period	(162,197)			(163,229)	1,032	(246)	(162,443)
Capital contribution (Note 11)	329,172	156,683	172,489				329,172
Share-based payments (Note 13)	31,934				31,934		31,934
Equity transaction cost	(7,356)			(7,356)			(7,356)
Change in Non-controlling interests	(25)			(49)	24	(4)	(29)
Equity at end of period at Sep. 30, 2019	241,493	156,816	1,018,276	(1,032,682)	99,083	(367)	241,126
Equity at beginning of period at Dec. 31, 2019	183,072	156,816	1,018,276	(1,096,134)	104,114	(498)	182,574
Loss for the period	(113,845)			(113,845)		(182)	(114,027)
Other comprehensive income/(loss)	(1,105)				(1,105)	0	(1,105)
Total comprehensive loss for the period	(114,950)			(113,845)	(1,105)	(182)	(115,132)
Exercise of options (Note 11)	571	5,346			(4,775)		571
Share-based payments (Note 13)	10,542				10,542		10,542
Equity transaction cost	(440)			(440)			(440)
Change in Non-controlling interests	(2)			(2)		5	3
Equity at end of period at Sep. 30, 2020	€ 78,793	€ 162,162	€ 1,018,276	€ (1,210,421)	€ 108,776	€ (675)	€ 78,118